Related Party Transactions (Details) - Schedule of Amounts Due to Related Party - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Xinyu High-Tech Investment Co., Ltd.[Member]
Rental income received in advance:
Due to a related party	$ 260